Contracts in Progress	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue From Contracts With Customers [Abstract]
Contracts in Progress	Contracts in Progress
Contract Assets and Liabilities
Certain customer contracts that the Partnership enters into will result in situations where the customer will pay consideration for performance to be provided in the following month or months. These receipts are a contract liability and are presented within accounts payable and other as deferred revenues until performance is provided. In other cases, the Partnership will provide performance in the month or months prior to it being entitled to invoice for such performance. This results in such receipts being reflected as a contract asset that is presented within other assets. In addition to these short-term timing differences between the timing of revenue recognition and when the entity’s right to consideration in exchange for goods or services is unconditional, the Partnership has long-term charter arrangements whereby it has received payments that are larger in the early periods of the arrangements and long-term charter arrangements whereby it will receive payments that are larger in the latter periods of the arrangements. The following table presents the contract assets and contract liabilities on the Partnership's consolidated statements of financial position associated with these long-term charter arrangements from contracts with customers:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Contract assets
Current	18,958	3,816	7,926
Non-current	48,288	79,896	66,905
	67,246	83,712	74,831
Contract liabilities
Current	91,392	53,728	55,750
Non-current	11,616	84,077	145,852
	103,008	137,805	201,602
During the year ended December 31, 2020, the Partnership recognized revenue of $43.7 million (December 31, 2019 - $53.1 million), which was included in contract liabilities on December 31, 2019 (January 1, 2019).
Contract Costs
In certain cases, the Partnership incurs pre-operational costs that relate directly to a specific customer contract and that generate or enhance resources of the Partnership to satisfy future performance obligations, and where such costs are expected to be recovered via the customer contract. These costs include costs incurred to mobilize an offshore asset to an oil field, pre-operational costs incurred to prepare for commencement of operations of an offshore asset or costs incurred to reposition a vessel to a location where a charterer will take delivery of the vessel. In certain cases, the Partnership will need to make judgments about whether costs relate directly to a specific customer contract and whether costs were factored into the pricing of a customer contract and thus expected to be recovered. Such deferred costs are amortized into direct operating costs over the duration of the customer contract. Amortization of such costs for the Partnership for the years ended December 31, 2020 and 2019 were $22.8 million and $20.9 million, respectively.

The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's consolidated statements of financial position, by main category, excluding balances in the Partnership’s equity-accounted investments, are as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Pre-operational costs	7,750	12,836	24,031
Offshore asset mobilization costs	21,509	35,632	51,302
Vessel repositioning costs	11,565	13,379	15,188
	40,824	61,847	90,521
Revenues
a)Revenues by type

The Partnership’s primary source of revenues is chartering its vessels and offshore units to its customers. The Partnership utilizes five primary forms of contracts, consisting of FPSO contracts, CoAs, time-charter contracts, bareboat charter contracts and voyage charter contracts. All of the Partnership's revenues relate to services transferred over a period of time. During the year ended December 31, 2020, the Partnership also generated revenues from the operation of VOC systems on certain of the Partnership’s shuttle tankers, and from the management of three FPSO units and one FSO unit (December 31, 2019 - three FPSO units, one FSO unit and two shuttle tankers) on behalf of the disponent owners or charterers of these assets.
The following tables contain the Partnership’s revenue for the years ended December 31, 2020 and 2019, by contract type and by segment:

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Eliminations(1)	Total
Revenues from contracts with customers
FPSO contracts	156,804	—	—	—	—	—	156,804
CoAs	—	84,171	—	—	—	—	84,171
Time charters	—	96,607	25,566	—	—	—	122,173
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	485	—	—	45,851	(5,564)	40,772
Management fees and other	133,524	2,822	4,153	1,828	140	—	142,467
	290,328	184,085	29,719	1,828	45,991	(5,564)	546,387
Other revenues
FPSO contracts	192,474	—	—	—	—	—	192,474
CoAs	—	145,804	—	—	—	—	145,804
Time charters	—	149,477	71,052	—	—	—	220,529
Bareboat charters	—	21,679	13,096	—	—	—	34,775
Voyage charters	—	37,845	—	—	—	—	37,845
Management fees and other	—	4,296	—	—	—	—	4,296
	192,474	359,101	84,148	—	—	—	635,723
Total revenues	482,802	543,186	113,867	1,828	45,991	(5,564)	1,182,110
(1) Includes revenues earned between segments of the Partnership, during the year ended December 31, 2020.

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues from contracts with customers
FPSO contracts	192,573	—	—	—	—	—	192,573
CoAs	—	83,522	—	—	—	—	83,522
Time charters	—	110,951	47,106	—	—	—	158,057
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	5,542	—	—	74,726	7,972	88,240
Management fees and other	71,295	9,289	3,177	2,940	—	—	86,701
	263,868	209,304	50,283	2,940	74,726	7,972	609,093
Other revenues
FPSO contracts	213,728	—	—	—	—	—	213,728
CoAs	—	104,756	—	—	—	—	104,756
Time charters	—	182,143	74,656	—	—	—	256,799
Bareboat charters	—	34,611	15,178	—	—	—	49,789
Voyage charters	—	18,773	—	—	—	—	18,773
Management fees and other	—	—	—	—	—	—	—
	213,728	340,283	89,834	—	—	—	643,845
Total revenues	477,596	549,587	140,117	2,940	74,726	7,972	1,252,938

b)Finance leases
Leasing of certain vessels and equipment and VOC equipment are accounted for as finance leases.
During the year ended December 31, 2020, the Partnership recorded finance income of $3.4 million on its investment in finance leases (December 31, 2019 - $0.4 million).
As at December 31, 2020, the minimum lease payments receivable under the Partnership's finance leases approximated $76.2 million (December 31, 2019 - $4.6 million, January 1, 2019 - $5.9 million), including unearned income of $16.3 million (December 31, 2019 - $0.7 million, January 1, 2019 - $1.1 million). As at December 31, 2020, future scheduled payments under the finance leases to be received by the Partnership were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Finance leases	76.2	12.8	12.8	12.1	11.5	11.5	15.5
c)Operating leases
As at December 31, 2020, the carrying amount of the Partnerships vessels and equipment subject to operating leases in which the Partnership is a lessor was $2.7 billion (December 31, 2019 - $2.5 billion, January 1, 2019 - $3.0 billion). As at December 31, 2020, the undiscounted contractual earnings receivable of the Partnership’s operating leases by expected period of receipt were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Operating leases	2,673.3	673.6	441.1	321.8	243.5	232.7	760.6